As filed with the Securities and Exchange Commission on September 21, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10405

Alpine Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
3rd Floor
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Samuel A. Lieber
Alpine Woods Capital Investors, LLC
2500 Westchester Avenue, Suite 215
Purchase, NY 10577
(Name and address of agent for service)

1-888-785-5578
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2006

Date of reporting period: July 31, 2006

Item 1. Schedule of Investments.

Schedule of Investments
July 31, 2006 (unaudited)
Alpine Dynamic Balance Fund

Shares		Value
Common Stocks - 72.6%
	Commercial Products & Services - 8.7%
26,000	AMETEK, Inc.	$1,102,920
43,000	Autoliv, Inc.	2,415,310
59,199	Eagle Materials, Inc.	2,128,796
300	Hubbell, Incorporated - Class A	13,002
6,500	Hubbell, Incorporated - Class B	305,500
32,500	McGrath Rentcorp	878,150
30,000	Ryder System, Inc.	1,512,000
		8,355,678
	Conglomerates - 3.2%
25,000	3M Co.	1,760,000
30,000	Temple-Inland Inc.	1,276,200
		3,036,200
	Consumer Products & Services - 4.3%
10,000	Alberto-Culver Co.	487,400
25,000	The Black & Decker Corporation	1,762,750
10,000	Briggs & Stratton Corporation	256,000
10,000	Brunswick Corporation	295,700
23,000	The Procter & Gamble Company	1,292,600
		4,094,450
	Finance/Banks - 6.0%
18,000	Bancorp Rhode Island, Inc.	741,600
6,000	Bancshares of Florida, Inc. (a)	130,020
23,041	Bank of America Corporation	1,187,303
45,000	Doral Financial Corp. (b)	230,400
10,000	Golden West Financial Corporation	736,600
31,500	New York Community Bancorp, Inc.	514,395
8,000	PNC Financial Services Group, Inc.	566,720
5,500	Rurban Financial Corp.	64,075
6,165	Southside Bancshares, Inc.	154,433
10,500	Sovereign Bancorp, Inc.	216,720
10,000	Valley Natl Bancorp	259,700
20,000	Webster Financial Corporation	943,200
		5,745,166
	Financial Services - 9.8%
10,000	Ambac Financial Group, Inc.	831,100
26,000	American International Group, Inc.	1,577,420
10,000	The Chubb Corporation	504,200
10,000	Countrywide Financial Corporation	358,300
10,000	Fannie Mae	479,100
10,000	Fidelity National Financial, Inc.	383,500
1,750	Fidelity National Title Group, Inc. - Class A	33,023
13,000	The Goldman Sachs Group, Inc.	1,985,750
40,000	JP Morgan Chase & Co.	1,824,800
8,000	The Student Loan Corporation	1,438,000
		9,415,193
	Food & Staples Retailing - 1.4%
40,000	CVS Corporation	1,308,800
	Homebuilders - 6.6%
30,000	Hovnanian Enterprises, Inc. - Class A (a)	821,700
28,000	Lennar Corporation - Class A	1,252,440
7,150	M.D.C. Holdings, Inc.	311,954
50,000	Pulte Homes, Inc.	1,425,000
12,000	The Ryland Group, Inc.	490,200
51,400	Standard Pacific Corp.	1,147,762
35,000	Toll Brothers, Inc. (a)	894,950
		6,344,006
	Household Durables - 0.5%
3,000	Skyline Corp.	113,430
5,000	Whirlpool Corp.	385,950
		499,380
	IT Services - 1.0%
10,000	Fidelity National Information Services	357,400
15,000	First Data Corporation	612,750
		970,150
	Manufacturing - Diversified - 0.4%
5,000	Caterpillar, Inc.	354,350
	Metals & Mining - 4.4%
74,000	CONSOL Energy Inc.	3,045,840
14,000	Phelps Dodge Corp.	1,222,760
		4,268,600
	Oil, Gas & Consumable Fuels - 2.8%
15,000	Chevron Corporation	986,700
12,000	Hess Corp.	634,800
16,000	Penn Virginia Corporation	1,092,160
		2,713,660
	Pharmaceuticals - 3.4%
27,000	Johnson & Johnson	1,688,850
25,000	Pfizer Inc.	649,750
20,000	Wyeth	969,400
		3,308,000
	Real Estate Investment Trusts - 10.0%
15,000	Boston Properties, Inc.	1,473,000
10,000	Developers Diversified Realty Corporation	527,800
60,000	DiamondRock Hospitality Company	964,200
20,000	General Growth Properties, Inc.	912,800
55,000	Impac Mortgage Holdings, Inc.	592,350
10,000	Mack-Cali Realty Corporation	483,100
10,000	Reckson Associates Realty Corporation	445,300
23,000	Simon Property Group, Inc.	1,967,190
80,000	Sunstone Hotel Investors, Inc.	2,268,800
		9,634,540
	Retail - 1.9%
15,000	Ethan Allen Interiors, Inc.	559,800
20,000	J.C. Penney Company, Inc.	1,259,200
		1,819,000
	Thrifts & Mortgage Finance - 0.7%
15,000	IndyMac Bancorp, Inc.	633,750
	Transportation - 1.3%
15,000	Union Pacific Corporation	1,275,000
	Transportation Services - 2.7%
25,000	FedEx Corp.	2,617,750
	Utilities - 3.5%
61,000	Allegheny Energy, Inc. (a)	2,504,050
31,200	SJW Corp.	820,872
		3,324,922
	Total Common Stock	69,718,595
Principal
Amount		Value
Bonds and Notes - 19.1%
	U.S. Government Obligations - 19.1%
2,000,000	7.250%, 05/15/2016	$2,341,876
2,000,000	6.250%, 08/15/2023	2,240,158
6,000,000	6.000%, 02/15/2026	6,607,032
5,000,000	5.250%, 11/15/2028	5,063,675
2,000,000	5.000%, 08/15/2011	2,011,954
		18,264,695
Short Term Investments - 8.1%
7,260,019	Alpine Municipal Money Market Fund	7,260,019
532,901	Fidelity Institutional Government Portfolio	532,901
	Total Short Term Investments	7,792,920
	Total Investments (Cost $83,035,578) - 99.8%	95,776,210
	Other Assets, less Liabilities - 0.2%	220,986
	TOTAL NET ASSETS - 100.0%	$95,997,196

(a)	Non-income producing securities
(b)	Foreign security which trades on U.S. exchange

Schedule of Investments
July 31, 2006 (Unaudited)
Alpine Dynamic Dividend Fund

Shares		Value
Common Stocks - 97.8%
	Aerospace & Defense - 1.5%
125,000	United Technologies Corporation	$7,773,750
	Auto Components - 0.4%
80,000	Grammer Ag (b)	1,962,087
	Banks & Financial Services - 1.4%
134,000	Bank of America Corporation	6,905,020
	Beverages - 0.7%
56,000	PepsiCo, Inc.	3,549,280
	Business Services - 2.4%
456,923	3i Group PLC (a)(b)	7,920,808
27,000	Bolsas Y Mercados Espanoles (a)(b)	973,647
300,000	Kinnevik Investment AB- Class B (a)(b)	3,267,634
		12,162,089
	Capital Markets - 5.7%
1,765,000	ABG Sundal Collier ASA (b)	2,953,855
196,862	AWD Holding AG (b)	7,109,101
47,000	Legg Mason, Inc.	3,923,090
10	London Stock Exchange Group (a)(b)	209
92,000	Macquarie Bank Ltd. (b)	4,360,407
150,000	MLP AG (b)	2,876,066
75,000	Morgan Stanley	4,987,500
89,800	SWS Group, Inc.	2,341,086
		28,551,314
	Chemicals - 0.9%
110,000	Monsanto Company	4,728,900
	Commercial Banks - 1.6%
98,000	Marshall & Ilsley Corporation	4,603,060
51,000	Wells Fargo & Company	3,689,340
		8,292,400
	Commercial Services & Supplies - 5.1%
90,000	Alberto-Culver Co.	4,386,600
285,000	Cendant Corporation	4,277,850
231,580	Healthcare Services Group, Inc.	5,004,444
141,626	McGrath Rentcorp	3,826,735
1,185,000	Topps Tiles Plc (a)(b)	5,755,328
400,000	Transfield Services Limited (b)	2,626,880
		25,877,837
	Communications Equipment - 0.4%
209,566	Ascom Holding AG (b)	2,094,723
	Computers & Peripherals - 0.7%
47,000	International Business Machines Corp.	3,638,270
	Construction & Engineering - 2.5%
15,000	Aker Kvearner SA (a)(b)	1,511,089
270,600	Chicago Bridge & Iron Company N.V. - ADR	6,564,756
175,000	Tecnicas Reunidas SA (a)(b)	4,426,192
		12,502,037
	Consumer Discretionary: Entertainment/Lodging - 0.5%
168,100	Aldila, Inc.	2,590,421
	Consumer Discretionary: Retail - 1.2%
271,000	AB Lindex (a)(b)	3,647,401
125,658	Bassett Furniture Industries, Incorporated	2,265,614
		5,913,015
	Consumer Durables & Apparel - 0.4%
300,000	KappAhl Holding AB (a)(b)	2,102,108
	Containers & Packaging - 0.7%
80,000	Longview Fibre Co.	1,683,200
45,500	Temple-Inland Inc.	1,935,570
		3,618,770
	Diversified Financial Services - 2.2%
135,900	Aktiv Kapital ASA (b)	2,141,896
66,300	Citigroup Inc.	3,202,953
22,000	The Goldman Sachs Group, Inc.	3,360,500
56,700	JP Morgan Chase & Co.	2,586,654
		11,292,003
	Diversified Telecommunication Services - 5.6%
75,000	Alltel Corp.	4,137,750
317,500	Consolidated Communications Holdings, Inc.	5,327,650
100,000	Fastweb Spa (b)	3,869,245
250,000	Sprint Corp.	4,950,000
4,637,500	Vodafone Group Plc (a)(b)	10,070,599
		28,355,244
	Electric Utilities - 3.8%
60,000	Exelon Corporation	3,474,000
223,100	ITC Holdings Corp.	6,940,641
135,000	TXU Corp.	8,671,050
		19,085,691
	Electronic Equipment & Instruments - 1.8%
71,000	Anixter International, Inc.	3,914,230
305,500	Nam Tai Electronics, Inc. (b)	5,227,105
		9,141,335
	Energy Equipment & Services - 5.9%
102,000	Baker Hughes, Inc.	8,154,900
56,700	Diamond Offshore Drilling, Inc.	4,475,331
18,000	GlobalSantaFe Corporation (c)	988,740
180,000	Halliburton Co.	6,004,800
423,000	SeaDrill Ltd (a)(b)	5,515,598
85,000	Todco - Class A	3,239,350
20,000	Transocean, Inc. (a)(c)	1,544,600
		29,923,319
	Food & Staples Retailing - 3.1%
135,000	AarhusKarlshamn AB (a)(b)	3,278,040
75,000	Altria Group, Inc.	5,997,750
135,000	CVS Corporation	4,417,200
124,012	Rocky Mountain Chocolate Factory, Inc.	1,762,211
		15,455,201
	Health Care Equipment & Supplies - 2.9%
176,750	Meridian Bioscience, Inc.	3,711,750
169,500	PolyMedica Corporation	6,561,345
117,400	West Pharmaceutical Services, Inc.	4,555,120
		14,828,215
	Health Care Providers & Services - 0.6%
80,600	Computer Programs & Systems, Inc.	2,973,334
	Homebuilders - 0.9%
35,000	KB HOME	1,488,200
35,000	Lennar Corporation - Class A	1,565,550
30,000	M.D.C. Holdings, Inc.	1,308,900
		4,362,650
	Hotels Restaurants & Leisure - 4.4%
126,700	Harrah's Entertainment, Inc.	7,615,937
120,000	Hilton Hotels Corporation	2,871,600
218,750	Intercontinental Hotels Group (a)(b)	3,540,748
100,000	OPAP SA (b)	3,630,372
55,000	Starwood Hotels & Resorts Worldwide, Inc.	2,891,900
73,750	Whitbread Plc (a)	1,706,914
		22,257,471
	Industrial Conglomerates - 3.0%
30,000	3M Co.	2,112,000
189,000	General Electric Company	6,178,410
75,000	Textron, Inc.	6,743,250
		15,033,660
	Insurance - 0.3%
14,000	Euler Hermes SA (b)	1,573,757
	Investment Companies - 1.0%
90,000	KKR Private Equity Investors, LLP (a)	2,115,000
20,000	Oil Services Holders Trust (a)	2,915,800
		5,030,800
	IT Services - 1.3%
128,000	Fidelity National Information Services	4,574,720
403,400	HiQ International AB (b)	1,914,276
		6,488,996
	Machinery - 3.6%
100,000	Alfa Laval Ab (b)	3,274,571
107,000	Caterpillar, Inc.	7,583,090
100,000	Metso Corporation (b)	3,606,101
95,000	Wartsila Oyj Abp (b)	3,689,132
		18,152,894
	Marine - 2.0%
301,700	Aries Maritime Transport Ltd. (c)	3,692,808
170,000	Attica Holdings S.A. (b)	751,367
370,000	Omega Navigation Enterprises - Class A (a)(c)	5,594,400
		10,038,575
	Media - 2.9%
400,000	Emap Plc (b)	5,211,739
413,700	Regal Entertainment Group - Class A	8,133,342
500,000	Ten Network Holdings Limited (b)	1,084,316
		14,429,397
	Metals & Mining - 3.6%
90,000	BHP Billiton Limited - ADR	3,798,000
208,000	Cleveland-Cliffs, Inc.	7,519,200
820,000	Zinifex Limited (a)(b)	6,629,271
		17,946,471
	Oil & Gas - 10.7%
175,000	Canetic Resources Trust (b)	3,589,250
25,000	Chevron Corporation	1,644,500
140,000	Drax Group Plc (a)(b)	2,337,997
37,000	Exxon Mobil Corporation	2,506,380
93,000	Hess Corp.	4,919,700
57,000	Marathon Oil Corporation	5,166,480
161,000	Motor Oil Corinth Refineries S.A. (b)	4,483,419
244,863	Ship Finance International Limited (c)	4,760,137
215,000	Statoil ASA (b)	6,375,417
75,000	Sunoco, Inc.	5,215,500
75,000	Teekay LNG Partners LP (c)	2,280,000
76,000	Tesoro Corporation	5,684,800
75,000	Valero Energy Corporation	5,057,250
		54,020,830
	Personal Products - 1.4%
212,334	Oriflame Cosmetics SA-SDR (a)(b)	7,232,917
	Pharmaceuticals - 2.9%
40,250	Alk-Abello A/S (a)(b)	4,926,729
195,000	Teva Pharmaceutical Industries, Ltd. - ADR	6,450,600
70,000	Wyeth	3,392,900
		14,770,229
	Real Estate Management & Development - 0.2%
12,999	Deutsche Euroshop (b)	898,991
	Software - 0.6%
40,000	Cenit Ag (b)	1,384,702
70,000	Microsoft Corporation	1,682,100
		3,066,802
	Specialty Retail - 0.6%
195,735	Hellenic Duty Free Shops S.A. (b)	3,120,399
	Technology: Hardware & Software - 0.5%
155,000	American Power Conversion Corporation	2,616,400
	Transportation - 2.5%
57,920	Aker Yards AS (a)(b)	4,037,319
104,000	Alexander & Baldwin, Inc.	4,170,400
75,000	Norfolk Southern Corporation	3,256,500
15,000	Union Pacific Corporation	1,275,000
		12,739,219
	Transportation Infrastructure - 2.5%
382,300	Macquarie Infrastructure Company Trust (b)	9,805,995
165,000	Macquarie Korea Infrastructure - GDR (a)	1,122,215
25,475	Smit Internationale NV (b)	1,767,018
		12,695,228
	Utilities - 0.7%
4,000,000	Spark Infrastructure Group (a)(b)	3,754,876
	Water Utilities - 0.2%
50,000	Severn Trent (b)	1,212,336
	Total Common Stokcs	494,759,261
Principal
Amount		Value
Short-Term Investments - 2.3%
9,350,000	Alpine Municipal Money Market Fund	$9,350,000
2,239,172	Fidelity Institutional Government Portfolio	2,239,172
	Total Short-Term Investments	11,589,172
	Total Investments (Cost $504,889,886) - 100.1%	506,348,433
	Liabilities in Excess of Other Assets - (0.1)%	(556,002)
	TOTAL NET ASSETS - 100.0%	$505,792,431

ADR	American Depository Receipt
GDR	Global Depository Receipt
SDR	Special Drawing Rights
(a)	Non-income producing securities
(b)	Foreign security
(c)	Foreign security which trades on a U.S. exchange

Schedule of Investments
July 31, 2006 (Unaudited)
Alpine Dynamic Financial Services Fund

Shares		Value
Common Stocks - 94.5%
	Capital Markets - 22.9%
4,000	American Capital Strategies Ltd.	$140,000
25,000	Cowen Group, Inc. (a)	384,250
1,000	E*Trade Financial Corp. (a)	23,310
600	Franklin Resources, Inc.	54,870
1,000	Greenhill & Co, Inc.	57,960
1,200	International Securities Exchange, Inc.	48,828
700	Investment Technology Group, Inc. (a)	35,252
2,500	Janus Capital Group, Inc.	40,475
600	Lazard Ltd.	23,430
3,000	Nasdaq Stock Market, Inc. (a)	82,590
3,000	optionsXpress Holdings, Inc.	78,540
8,500	Penson Worldwide, Inc. (a)	144,925
7,000	TD Ameritrade Holding Corporation	114,660
3,500	Thomas Weisel Partners Group, Inc. (a)	52,640
		1,281,730
	Commercial Banks - 43.6%
1,000	AmericanWest Bancorp	21,300
1,000	Bancorp Rhode Island, Inc.	41,200
12,300	Bancshares of Florida, Inc. (a)	266,541
800	BancTrust Financial Group, Inc.	21,992
500	BWC Financial Corp.	20,600
3,000	Cardinal Financial Corporation	32,010
2,572	Centennial Bank Holdings Inc. (a)	26,800
1,000	City National Corporation	66,710
1,000	CoBiz Inc.	23,470
700	Commerce Bancorp Inc.	23,779
1,056	Commercial Bankshares, Inc.	36,960
500	Compass Bancshares, Inc.	29,470
1,575	Dearborn Bancorp, Inc. (a)	36,083
2,150	F.N.B. Corporation	35,561
4,000	First Business Financial Services, Inc.	91,332
1,200	First Community Bank Corporation of America (a)	23,280
900	First Financial Bankshares, Inc.	34,533
900	First Oak Brook Bancshares, Inc.	32,976
10,000	First Security Group Inc.	118,400
1,500	FirstMerit Corporation	32,880
1,000	FLAG Financial Corporation	24,920
1,000	International Bancshares Corp.	28,970
1,000	Mercantile Bankshares Corp.	35,560
523	Middleburg Financial Corp.	16,584
8,500	New Century Bancorp, Inc. (a)	169,745
6,000	Nexity Financial Corporation (a)	77,700
1,900	Old Point Financial Corporation	53,846
2,800	Pacific Mercantile Bancorp (a)	49,420
1,000	Peapack Gladstone Financial Corp.	25,320
1,835	Peoples Banctrust, Inc.	36,773
1,100	Placer Sierra Bancshares	23,969
1,051	Premier Community Bankshares, Inc.	20,106
900	Prosperity Bancshares, Inc.	31,653
1,000	Security Bank Corp.	22,640
2,388	The South Financial Group, Inc.	64,524
459	Southside Bancshares, Inc.	11,498
3,000	State Bancorp, Inc.	53,310
2,500	Sterling Bancorp	50,425
5,000	Sterling Bancshares, Inc.	97,950
2,000	Summit Bancshares, Inc.	56,160
6,000	Summit State Bank (a)	90,000
2,000	SVB Financial Group (a)	89,640
1,000	Temecula Valley Bancorp Inc. (a)	22,900
500	Texas United Bancshares, Inc.	16,250
750	TowneBank	14,250
2,100	Valley Commerce Bancorp (a)	42,420
1,000	Valley National Bancorp	25,970
1,780	Wachovia Corporation	95,462
1,000	Wintrust Financial Corporation	48,010
900	Yardville National Bancorp	31,212
		2,443,064
	Diversified Financial Services - 2.2%
2,000	Citigroup, Inc.	96,620
2,000	Encore Capital Group, Inc. (a)	24,540
		121,160
	Fire, Marine, And Casualty Insurance - 1.5%
5,000	American Safety Insurance Holdings Ltd. (a)	84,750
	Information Retrieval Services - 1.3%
2,500	Bankrate, Inc. (a)	75,225
	Insurance - 3.9%
13,000	AmCOMP, Inc. (a)	128,570
8,000	CRM Holdings, Ltd. (a)(b)	81,600
1,000	National Atlantic Holdings Corp. (a)	9,750
		219,920
	Internet Software & Services - 0.8%
4,000	Online Resources Corp. (a)	41,960
	IT Services - 0.7%
900	CheckFree Corp. (a)	40,050
	Life Insurance - 0.7%
5,000	KMG America Corporation (a)	41,750
	Security Brokers, Dealers, And Flotation Companies - 1.0%
1,000	GFI Group, Inc. (a)	57,360
	Software - 1.0%
3,000	Jack Henry & Associates, Inc.	56,610
	State Commercial Banks - 0.2%
832	Rurban Financial Corp.	9,693
	Thrifts & Mortgage Finance - 14.7%
700	Astoria Financial Corp.	20,825
1,000	Bank Mutual Corp.	12,320
2,500	BankAtlantic Bancorp, Inc.	34,700
3,000	Berkshire Hills Bancorp, Inc.	104,670
5,000	Central Federal Corporation	40,500
2,280	Cooperative Bankshares, Inc.	39,239
1,000	Countrywide Financial Corp.	35,830
3,000	Dime Community Bancshares	41,910
300	Fidelity Bancorp, Inc.	5,631
197	First Pactrust Bancorp, Inc.	5,586
500	FirstFed Financial Corp. (a)	28,225
2,000	Franklin Bank Corporation (a)	38,820
1,242	Franklin Credit Management Corp. (a)	9,191
500	Freddie Mac	28,930
600	IndyMac Bancorp, Inc.	25,350
10,000	Matrix Bancorp, Inc. (a)	237,600
2,000	New York Community Bancorp, Inc.	32,660
1,100	Pamrapo Bancorp, Inc.	21,780
1,100	Parkvale Financial Corp.	33,000
897	Provident Financial Holdings, Inc.	27,636
		824,403
	Total Common Stocks	5,297,675
Principal
Amount		Value
Short-Term Investments - 1.5%
83,294	Fidelity Government Port - I	$83,294
	Total Short-Term Investments	83,294
	Total Investments (Cost $5,335,965) - 96.0%	5,380,969
	Other Assets in Excess of Liabilities - 4.0%	226,760
	TOTAL NET ASSETS - 100.0%	$5,607,729

(a)	Non-income producing security

Schedule of Investments
July 31, 2006 (Unaudited)
Alpine Dynamic Innovators Fund

Shares		Value
Common Stocks - 2.9%
	Industrial Equipment & Components - 1.2%
1,200	American Science and Engineering, Inc. (a)	$60,852
	Computer Peripherals - 1.7%
3,000	Stratasys, Inc. (a)	82,980
	Total Common Stock	143,832
Principal
Amount		Value
Short Term Investments - 96.9%
4,739,517	Fidelity Government Portfolio	$4,739,517
	Total Short-Term Investments	4,739,517
	Total Investments (Cost $4,885,000) - 99.8%	4,883,349
	Other Assets, less Liabilities - 0.2%	9,222
	TOTAL NET ASSETS - 100.00%	$4,892,571

(a)	Non-income producing securities

The cost basis of investments for federal income tax purposes at July 31, 2006 was as follows*:

Dynamic Balance Fund
Cost of investments	$82,939,287
Gross unrealized appreciation	17,676,606
Gross unrealized depreciation	(4,839,683)
Net unrealized appreciation	$12,836,923

Dynamic Dividend Fund
Cost of investments	$505,848,570
Gross unrealized appreciation	28,745,088
Gross unrealized depreciation	(28,245,225)
Net unrealized appreciation	$12,358,189

Dynamic Financial** Services Fund
Cost of investments	$5,335,965
Gross unrealized appreciation	236,821
Gross unrealized depreciation	(191,817)
Net unrealized appreciation	$45,004

Dynamic Innovators Fund***
Cost of investments	$145,483
Gross unrealized appreciation	635
Gross unrealized depreciation	(2,286)
Net unrealized depreciation	$(1,651)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

** Fund commenced operations on November 2, 2005, which is after the Funds’ last fiscal year of October 31, 2005. Therefore, tax adjustments from the previous fiscal year are not available.

*** Fund commenced operations on July 11, 2006, which is after the Funds’ last fiscal year of October 31, 2005. Therefore, tax adjustments from the previous fiscal year are not available.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Alpine Series Trust

By (Signature and Title) /s/ Samuel A. Lieber
Samuel A. Lieber, President

Date 9/18/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Samuel A. Lieber
Samuel A. Lieber, President

Date 9/18/06

By (Signature and Title)* /s/ Sheldon Flamm
Sheldon Flamm, Treasurer

Date 9/18/06

* Print the name and title of each signing officer under his or her signature.